Financial instruments (Details 10) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash and due from banks
Gains (losses) on financial instruments
Net gains/(losses)	0	0	(13)
Net gains/(losses) of which related to credit risk - on assets	0	0	(13)
Interest-bearing deposits with banks
Gains (losses) on financial instruments
Net gains/(losses)	8	10	12
Net gains/(losses) of which related to credit risk - on assets	(2)	(3)	3
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Gains (losses) on financial instruments
Net gains/(losses)	913	1,143	1,183
Other trading assets
Gains (losses) on financial instruments
Net gains/(losses)	0	0	10
Other investments
Gains (losses) on financial instruments
Net gains/(losses)	370	126	144
Net gains/(losses) of which related to credit risk - on assets	5	11	34
Loans
Gains (losses) on financial instruments
Net gains/(losses)	10	1,470	925
Net gains/(losses) of which related to credit risk - on assets	(151)	26	318
Other assets
Gains (losses) on financial instruments
Net gains/(losses)	1,302	2,058	2,641
Net gains/(losses) of which related to credit risk - on assets	387	604	355
Due to banks and customer deposits
Gains (losses) on financial instruments
Net gains/(losses)	(59)	0	(22)
Net gains/(losses) of which related to credit risk - on liabilities	(17)	(5)	8
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions
Gains (losses) on financial instruments
Net gains/(losses)	205	(67)	(114)
Short-term borrowings.
Gains (losses) on financial instruments
Net gains/(losses)	152	(256)	(350)
Long-term debt
Gains (losses) on financial instruments
Net gains/(losses)	858	(2,759)	(7,905)
Net gains/(losses) of which related to credit risk - on liabilities	599	(384)	(2,552)
Fair Value, Option, Credit Risk, Changes in debt valuation adjustments on structured notes	261	(111)	(931)
Vanilla debt
Gains (losses) on financial instruments
Net gains/(losses) of which related to credit risk - on liabilities	336	(268)	(1,663)
Other liabilities
Gains (losses) on financial instruments
Net gains/(losses)	(169)	441	826
Net gains/(losses) of which related to credit risk - on liabilities	(156)	112	912
Bank | Cash and due from banks
Gains (losses) on financial instruments
Net gains/(losses)	0	0	(13)
Net gains/(losses) of which related to credit risk - on assets	0	0	(13)
Bank | Interest-bearing deposits with banks
Gains (losses) on financial instruments
Net gains/(losses)	9	10	12
Net gains/(losses) of which related to credit risk - on assets	3	(3)	3
Bank | Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Gains (losses) on financial instruments
Net gains/(losses)	913	1,143	1,183
Bank | Other trading assets
Gains (losses) on financial instruments
Net gains/(losses)	0	0	10
Bank | Other investments
Gains (losses) on financial instruments
Net gains/(losses)	373	126	144
Net gains/(losses) of which related to credit risk - on assets	5	11	34
Bank | Loans
Gains (losses) on financial instruments
Net gains/(losses)	10	1,470	925
Net gains/(losses) of which related to credit risk - on assets	(151)	26	318
Bank | Other assets
Gains (losses) on financial instruments
Net gains/(losses)	1,302	2,058	2,641
Net gains/(losses) of which related to credit risk - on assets	387	604	355
Bank | Due to banks and customer deposits
Gains (losses) on financial instruments
Net gains/(losses)	(59)	0	(22)
Net gains/(losses) of which related to credit risk - on liabilities	(17)	(5)	8
Bank | Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions
Gains (losses) on financial instruments
Net gains/(losses)	205	(67)	(114)
Bank | Short-term borrowings.
Gains (losses) on financial instruments
Net gains/(losses)	152	(256)	(350)
Bank | Long-term debt
Gains (losses) on financial instruments
Net gains/(losses)	678	(2,738)	(7,905)
Net gains/(losses) of which related to credit risk - on liabilities	527	(334)	(2,552)
Bank | Other liabilities
Gains (losses) on financial instruments
Net gains/(losses)	(175)	413	826
Net gains/(losses) of which related to credit risk - on liabilities	(162)	112	912